John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 12/31/2020

Fund’s investments
As of 12-31-20 (unaudited)
	Shares	Value
Common stocks 98.7%		$854,986,241
(Cost $881,804,974)
Communication services 2.1%		17,910,969
Diversified telecommunication services 0.9%
Cellnex Telecom SA (A)(B)	101,638	6,103,626
Infrastrutture Wireless Italiane SpA (A)	104,979	1,272,598
Media 0.9%
Charter Communications, Inc., Class A (B)	5,472	3,620,002
Comcast Corp., Class A	74,188	3,887,451
Wireless telecommunication services 0.3%
KDDI Corp.	102,100	3,027,292
Consumer discretionary 2.6%		22,509,359
Hotels, restaurants and leisure 1.9%
Caesars Entertainment, Inc. (B)	62,143	4,615,361
Hyatt Hotels Corp., Class A	34,931	2,593,627
Mandarin Oriental International, Ltd. (B)	363,700	618,948
Mandarin Oriental International, Ltd. (New York Stock Exchange) (B)	339,600	577,320
Melia Hotels International SA (B)	208,116	1,449,450
Oriental Land Company, Ltd.	12,900	2,131,484
Vail Resorts, Inc.	16,510	4,605,630
Household durables 0.7%
Kaufman & Broad SA	48,750	2,191,817
Sumitomo Forestry Company, Ltd.	46,400	970,706
Taylor Wimpey PLC (B)	588,675	1,331,563
The Berkeley Group Holdings PLC	22,005	1,423,453
Energy 26.9%		232,944,199
Energy equipment and services 2.0%
Aker Solutions ASA (B)	203,167	389,335
Baker Hughes Company	90,878	1,894,806
ChampionX Corp. (B)	113,685	1,739,381
Halliburton Company	217,682	4,114,190
Helmerich & Payne, Inc.	32,982	763,863
Patterson-UTI Energy, Inc.	331,017	1,741,149
Precision Drilling Corp. (B)	44,187	726,556
Schlumberger NV	185,032	4,039,249
TechnipFMC PLC	153,602	1,443,859
Oil, gas and consumable fuels 24.9%
Advantage Oil & Gas, Ltd. (B)(C)	717,414	963,766
Aker BP ASA	108,186	2,729,963
ARC Resources, Ltd.	208,242	981,579
BP PLC	3,360,778	11,597,203
Cabot Oil & Gas Corp.	219,021	3,565,662
Cameco Corp.	148,757	1,992,542
Canadian Natural Resources, Ltd.	344,864	8,287,681
Cenovus Energy, Inc.	882,295	5,371,817
Cheniere Energy, Inc. (B)	22,635	1,358,779
Chevron Corp.	200,514	16,933,405
Cimarex Energy Company	83,092	3,116,781
Concho Resources, Inc.	72,029	4,202,892
ConocoPhillips	192,111	7,682,519
Continental Resources, Inc.	121,975	1,988,193
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Devon Energy Corp.	246,320	$3,894,319
DHT Holdings, Inc.	55,045	287,885
Diamondback Energy, Inc.	68,794	3,329,630
Enbridge, Inc.	74,250	2,374,670
Enbridge, Inc. (New York Stock Exchange)	15,682	501,667
Enerplus Corp.	430,944	1,347,441
EOG Resources, Inc.	112,095	5,590,178
EQT Corp.	137,820	1,751,692
Equinor ASA	437,691	7,386,687
Exxon Mobil Corp.	282,130	11,629,399
Galp Energia SGPS SA	538,251	5,703,488
Hess Corp.	63,632	3,359,133
Imperial Oil, Ltd.	81,460	1,546,134
Kelt Exploration, Ltd. (B)	573,430	810,884
Keyera Corp. (C)	138,682	2,464,441
Lundin Energy AB	177,154	4,801,345
Marathon Petroleum Corp.	133,327	5,514,405
MEG Energy Corp. (B)	178,405	623,696
Neste OYJ	18,432	1,338,225
NexGen Energy, Ltd. (B)	122,952	339,038
NuVista Energy, Ltd. (B)	981,283	724,649
Occidental Petroleum Corp.	58,901	1,019,576
Parsley Energy, Inc., Class A	147,506	2,094,585
Pembina Pipeline Corp. (C)	89,355	2,112,959
Phillips 66	98,122	6,862,653
Pioneer Natural Resources Company	75,487	8,597,214
Royal Dutch Shell PLC, A Shares	868,205	15,225,215
Suncor Energy, Inc.	581,004	9,745,020
TC Energy Corp.	148,278	6,028,271
The Williams Companies, Inc.	209,709	4,204,665
Tidewater Midstream and Infrastructure, Ltd.	1,030,320	663,730
Topaz Energy Corp.	25,297	270,280
TOTAL SE (C)	275,466	11,889,656
Tourmaline Oil Corp.	85,788	1,156,510
Valero Energy Corp.	141,409	7,999,507
WPX Energy, Inc. (B)	261,372	2,130,182
Financials 0.5%		4,690,895
Capital markets 0.2%
Brookfield Asset Management, Inc., Class A	50,176	2,070,764
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	11,300	2,620,131
Health care 0.6%		5,599,209
Health care providers and services 0.6%
Brookdale Senior Living, Inc. (B)	397,749	1,762,028
HCA Healthcare, Inc.	23,332	3,837,181
Industrials 1.5%		13,221,481
Commercial services and supplies 0.0%
Aker Carbon Capture AS (B)	118,601	246,495
Construction and engineering 0.4%
Aker Offshore Wind AS (B)	189,284	234,135
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Industrials (continued)
Construction and engineering (continued)
Vinci SA	33,930	$3,379,727
Electrical equipment 0.4%
Sunrun, Inc. (B)	29,494	2,046,294
Vestas Wind Systems A/S	7,372	1,741,484
Road and rail 0.4%
Canadian National Railway Company	28,339	3,115,531
Transportation infrastructure 0.3%
Japan Airport Terminal Company, Ltd.	40,500	2,457,815
Information technology 1.5%		12,772,772
Electronic equipment, instruments and components 0.0%
Flex, Ltd. (B)	14,701	264,324
IT services 0.2%
Chindata Group Holdings, Ltd., ADR (B)	43,277	1,036,917
NEXTDC, Ltd. (B)	67,826	640,033
Semiconductors and semiconductor equipment 1.3%
Advanced Energy Industries, Inc. (B)	10,011	970,767
Enphase Energy, Inc. (B)	8,984	1,576,422
First Solar, Inc. (B)	27,563	2,726,532
Maxeon Solar Technologies, Ltd. (B)(C)	51,362	1,457,140
Maxim Integrated Products, Inc.	10,804	957,775
Power Integrations, Inc.	8,852	724,625
SunPower Corp. (B)(C)	94,315	2,418,237
Materials 21.1%		182,661,240
Chemicals 0.6%
Albemarle Corp.	3,235	477,227
Dow, Inc.	14,597	810,134
DuPont de Nemours, Inc.	13,533	962,332
LyondellBasell Industries NV, Class A	20,616	1,889,663
Nutrien, Ltd.	24,990	1,202,284
Metals and mining 20.0%
Agnico Eagle Mines, Ltd.	103,283	7,269,325
Alamos Gold, Inc., Class A	93,202	814,209
Alcoa Corp. (B)	45,596	1,050,988
Altius Minerals Corp.	54,825	589,641
Anglo American PLC	43,222	1,427,290
AngloGold Ashanti, Ltd., ADR	57,128	1,292,235
Antofagasta PLC	6,601	129,506
B2Gold Corp.	436,565	2,445,368
Barrick Gold Corp.	453,224	10,325,631
BHP Group PLC, ADR	119,930	6,359,888
BHP Group, Ltd., ADR (C)	207,022	13,526,817
Boliden AB	37,518	1,331,040
Capstone Mining Corp. (B)	1,637,502	3,061,713
Centerra Gold, Inc.	59,945	694,155
Champion Iron, Ltd. (B)	1,005,673	3,642,197
Conic Metals Corp. (B)	363,682	135,713
Dundee Precious Metals, Inc.	87,337	627,805
Eldorado Gold Corp. (B)	54,363	720,484
Endeavour Mining Corp. (B)(C)	103,953	2,418,955
Equinox Gold Corp. (B)	114,605	1,185,755
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
ERO Copper Corp. (B)	194,967	$3,127,682
First Quantum Minerals, Ltd.	376,197	6,753,163
Franco-Nevada Corp.	47,088	5,904,034
Freeport-McMoRan, Inc.	577,648	15,030,401
Fresnillo PLC	12,576	194,244
Glencore PLC (B)	267,414	849,254
Golden Star Resources, Ltd. (B)(C)	99,831	369,396
Hudbay Minerals, Inc.	174,834	1,223,797
Ivanhoe Mines, Ltd., Class A (B)	541,492	2,918,246
K92 Mining, Inc. (B)(C)	431,060	2,577,081
Kinross Gold Corp.	488,620	3,585,286
Kirkland Lake Gold, Ltd.	124,065	5,126,733
Lucara Diamond Corp. (B)	531,070	216,951
Lundin Gold, Inc. (B)(C)	30,000	257,601
Lundin Mining Corp.	561,799	4,987,296
MAG Silver Corp. (B)	79,526	1,628,131
Marathon Gold Corp. (B)(C)	333,103	756,279
Nevada Copper Corp. (B)(C)	3,643,000	414,985
New Gold, Inc. (B)	241,124	530,401
Newcrest Mining, Ltd.	37,962	757,637
Newmont Corp.	175,513	10,511,474
Nucor Corp.	6,484	344,884
OceanaGold Corp. (B)	178,267	344,518
Osisko Mining, Inc. (B)	499,651	1,452,360
Pan American Silver Corp.	66,032	2,277,323
Pan American Silver Corp., CVR (B)	83,300	68,723
Pretium Resources, Inc. (B)	19,389	222,237
Rio Tinto PLC, ADR	195,859	14,732,514
Sandstorm Gold, Ltd. (B)	48,372	346,573
Seabridge Gold, Inc. (B)	17,315	364,827
SilverCrest Metals, Inc. (B)	181,005	2,017,803
SolGold PLC (B)(C)	537,000	232,029
South32, Ltd.	109,175	208,652
Southern Copper Corp.	14,065	915,913
SSR Mining, Inc. (B)	156,541	3,143,364
Steel Dynamics, Inc.	2,816	103,826
Stornoway Diamond Corp. (B)(D)	3,062,000	48,111
Teck Resources, Ltd., Class B	268,719	4,876,588
Torex Gold Resources, Inc. (B)	19,184	287,707
Trilogy Metals, Inc. (B)	927,627	1,851,027
Turquoise Hill Resources, Ltd. (B)	55,397	688,926
Vale SA, ADR	27,240	456,542
Warrior Met Coal, Inc.	15,974	340,566
Wesdome Gold Mines, Ltd. (B)	182,389	1,521,699
Western Areas, Ltd.	808,722	1,643,956
Wheaton Precious Metals Corp.	129,715	5,417,275
Yamana Gold, Inc.	368,032	2,101,966
Paper and forest products 0.5%
Interfor Corp. (B)	133,882	2,500,098
West Fraser Timber Company, Ltd. (C)	31,765	2,040,806
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Real estate 35.3%		$305,769,566
Equity real estate investment trusts 30.8%
Aedifica SA	10,911	1,310,787
Agree Realty Corp.	45,338	3,018,604
Alexandria Real Estate Equities, Inc.	58,854	10,488,960
American Homes 4 Rent, Class A	306,402	9,192,060
American Tower Corp.	40,666	9,127,890
Americold Realty Trust	85,804	3,203,063
Boston Properties, Inc.	46,971	4,440,169
Brixmor Property Group, Inc.	694,958	11,501,555
Camden Property Trust	81,248	8,118,300
CapitaLand Integrated Commercial Trust	1,177,000	1,924,899
Charter Hall Social Infrastructure REIT	425,373	1,073,149
Comforia Residential REIT, Inc.	446	1,285,093
Crown Castle International Corp.	52,778	8,401,730
Digital Realty Trust, Inc.	13,687	1,909,473
Douglas Emmett, Inc.	180,133	5,256,281
Equinix, Inc.	25,078	17,910,206
Extra Space Storage, Inc.	50,216	5,818,026
Four Corners Property Trust, Inc.	88,024	2,620,474
Gaming and Leisure Properties, Inc.	2,698	114,395
Goodman Group	148,355	2,168,577
Healthpeak Properties, Inc.	375,285	11,344,866
Heiwa Real Estate REIT, Inc.	908	1,132,942
Independence Realty Trust, Inc.	422,823	5,678,513
Innovative Industrial Properties, Inc.	23,490	4,301,724
JBG SMITH Properties	101,172	3,163,648
Kiwi Property Group, Ltd.	1,162,042	1,022,442
Life Storage, Inc.	62,654	7,480,261
Link REIT	471,277	4,280,032
Medical Properties Trust, Inc.	391,370	8,527,952
MGM Growth Properties LLC, Class A	121,172	3,792,684
Mirvac Group	1,173,979	2,384,321
Mitsui Fudosan Logistics Park, Inc.	448	2,272,091
NexPoint Residential Trust, Inc.	62,075	2,626,393
NorthWest Healthcare Properties Real Estate Investment Trust	172,765	1,710,141
Pebblebrook Hotel Trust	187,090	3,517,292
PotlatchDeltic Corp.	102,525	5,128,301
Prologis, Inc.	232,938	23,214,601
QTS Realty Trust, Inc., Class A	52,426	3,244,121
Retail Opportunity Investments Corp.	409,017	5,476,738
Rexford Industrial Realty, Inc.	152,538	7,491,141
Ryman Hospitality Properties, Inc.	40,744	2,760,813
Safestore Holdings PLC	127,419	1,361,862
Scentre Group	965,477	2,073,835
Simon Property Group, Inc.	60,046	5,120,723
SL Green Realty Corp.	93,456	5,568,108
Stockland	133,092	429,697
Sun Communities, Inc.	61,409	9,331,098
The UNITE Group PLC (B)	170,947	2,442,024
UDR, Inc.	256,088	9,841,462
VICI Properties, Inc.	355,345	9,061,298
Workspace Group PLC	189,151	1,991,199
Real estate management and development 4.5%
Catena AB	37,742	1,773,811
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
CIFI Holdings Group Company, Ltd.	2,128,000	$1,803,284
Corp. Inmobiliaria Vesta SAB de CV	704,400	1,380,517
Daiwa House Industry Company, Ltd.	37,400	1,112,003
Deutsche Wohnen SE	94,703	5,052,827
Fastighets AB Balder, B Shares (B)	45,170	2,358,521
Heiwa Real Estate Company, Ltd.	8,300	300,345
Jones Lang LaSalle, Inc. (B)	20,939	3,106,719
Katitas Company, Ltd.	70,500	2,274,844
Kojamo OYJ	103,093	2,288,151
Longfor Group Holdings, Ltd. (A)	267,500	1,564,735
Mitsui Fudosan Company, Ltd.	168,100	3,519,942
New World Development Company, Ltd.	282,930	1,316,306
Open House Company, Ltd.	28,000	1,030,063
PSP Swiss Property AG	8,221	1,095,190
Savills PLC (B)	97,055	1,266,433
Shimao Group Holdings, Ltd.	414,000	1,318,718
The Wharf Holdings, Ltd.	551,000	1,480,027
Tokyo Tatemono Company, Ltd.	169,800	2,331,259
Vonovia SE	37,515	2,739,857
Utilities 6.6%		56,906,551
Electric utilities 2.8%
Avangrid, Inc.	47,233	2,146,740
Duke Energy Corp.	29,440	2,695,526
Edison International	47,732	2,998,524
EDP - Energias de Portugal SA	91,913	576,889
Enel SpA	261,924	2,664,991
Exelon Corp.	71,955	3,037,940
FirstEnergy Corp.	71,707	2,194,951
Iberdrola SA	236,924	3,404,647
NextEra Energy, Inc.	36,329	2,802,782
Pinnacle West Capital Corp.	23,290	1,862,036
Gas utilities 0.7%
Beijing Enterprises Holdings, Ltd.	430,013	1,404,315
ENN Energy Holdings, Ltd.	175,897	2,582,116
UGI Corp.	51,661	1,806,069
Independent power and renewable electricity producers 1.0%
Brookfield Renewable Corp., Class A	19,023	1,108,470
Brookfield Renewable Partners LP	70,455	3,040,133
China Longyuan Power Group Corp., Ltd., H Shares	4,709,316	4,735,230
Multi-utilities 1.9%
CenterPoint Energy, Inc.	120,396	2,605,369
E.ON SE	274,514	3,039,742
Engie SA (B)	264,635	4,056,834
National Grid PLC	258,035	3,049,316
RWE AG	15,165	641,586
Sempra Energy	19,898	2,535,204
Water utilities 0.2%

Cia de Saneamento do Parana	171,668	863,329
Guangdong Investment, Ltd.	584,578	1,053,812
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value

Warrants 0.0%		$116,397
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	17,092	116,397

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.6%				$40,118,015
(Cost $40,099,166)
U.S. Government 0.1%				699,941
U.S. Treasury Bill	0.030	02-16-21	700,000	699,941

	Yield (%)	Shares	Value
Short-term funds 4.2%			36,618,074
John Hancock Collateral Trust (E)	0.1386(F)	3,659,575	36,618,074

	Par value^	Value
Repurchase agreement 0.3%		2,800,000

Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-20 at 0.080% to be repurchased at $2,800,025 on 1-4-21, collateralized by $2,606,514 Government National Mortgage Association, 2.984% due 9-20-70 (valued at $2,856,001)	2,800,000	2,800,000

Total investments (Cost $921,904,140) 103.3%	$895,220,653
Other assets and liabilities, net (3.3%)	(28,358,590)
Total net assets 100.0%	$866,862,063

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-20. The value of securities on loan amounted to $35,274,854.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 12-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 12-31-20:
United States	54.2%
Canada	18.4%
United Kingdom	4.9%
Australia	4.1%
Japan	2.7%
France	2.5%
Netherlands	1.8%
Hong Kong	1.4%
China	1.4%
Germany	1.3%
Other countries	7.3%
TOTAL	100.0%
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of December 31, 2020, by major security category or type:
	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$17,910,969	$7,507,453	$10,403,516	—
Consumer discretionary	22,509,359	12,391,938	10,117,421	—
Energy	232,944,199	171,883,082	61,061,117	—
Financials	4,690,895	4,690,895	—	—
Health care	5,599,209	5,599,209	—	—
Industrials	13,221,481	5,161,825	8,059,656	—
Information technology	12,772,772	12,132,739	640,033	—
Materials	182,661,240	176,071,550	6,541,579	$48,111
Real estate	305,769,566	243,990,300	61,779,266	—
Utilities	56,906,551	28,833,744	28,072,807	—
Warrants	116,397	116,397	—	—
Short-term investments	40,118,015	36,618,074	3,499,941	—
Total investments in securities	$895,220,653	$704,997,206	$190,175,336	$48,111
|	9

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,659,575	$34,910,208	$275,315,965	$(273,630,857)	$12,956	$9,802	$224,227	—	$36,618,074
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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